Consolidated Statement of Cash Flows - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flow from / (used in) operating activities
Net profit / (loss)		SFr 1,128		SFr 3,286		SFr 6,386
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		1,033		985		920
Amortization and impairment of intangible assets		70		91		107
Credit loss expense / (recovery)		128		37		117
Share of net profits of associates / joint ventures and impairment of associates		(68)		(106)		(169)
Deferred tax expense / (benefit)		3,264		(7)		(1,613)
Net loss / (gain) from investing activities		(203)		(1,176)		(934)
Net loss / (gain) from financing activities		2,132		9,647		(1,451)
Other net adjustments		(513)		(267)		3,686
Net change in operating assets and liabilities:
Due from / to banks		(3,184)		(1,180)		1,763
Cash collateral on securities borrowed and reverse repurchase agreements		(7,654)		7,933		(2,712)
Cash collateral on securities lent and repurchase agreements		7,432		(6,637)		(2,909)
Trading portfolio and replacement values		(21,847)		6,054		6,830
Financial assets designated at fair value		7,268		(60,650)		(1,325)
Cash collateral on derivative instruments		(2,479)		(4,169)		3,285
Loans		(14,224)		3,658		1,386
Due to customers		(12,700)		33,572		(18,404)
Other assets, provisions and other liabilities		(9,477)		(6,874)		8,696
Income taxes paid, net of refunds		(1,015)		(656)		(551)
Net cash flow from / (used in) operating activities		(50,911)		(16,457)		3,109
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(102)		(26)		(13)
Disposal of subsidiaries, associates and intangible assets	[1]	336		93		477
Purchase of property, equipment and software		(1,593)		(1,777)		(1,841)
Disposal of property, equipment and software		68		209		542
Purchase of financial assets available for sale		(8,448)		(7,271)		(101,189)
Disposal and redemption of financial assets available for sale		14,917		54,097		93,584
Net (purchase) / redemption of financial assets held to maturity		(77)		(8,996)
Net cash flow from / (used in) investing activities		5,100		36,328		(8,441)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		24,141		5,440		(6,404)
Net movements in treasury shares and own equity derivative activity		(730)		(1,248)		(845)
Distributions paid on UBS shares		(2,229)		(3,164)		(2,760)
Issuance of long-term debt, including financial liabilities designated at fair value		49,506		33,256		47,790
Repayment of long-term debt, including financial liabilities designated at fair value		(43,299)		(33,885)		(44,221)
Net changes in non-controlling interests and preferred notes		(781)		(1,371)		(156)
Net cash flow from / (used in) financing activities		26,608		(972)		(6,595)
Total cash flow
Cash and cash equivalents at the beginning of the year		121,138	[2]	103,044	[2]	116,715
Net cash flow from / (used in) operating, investing and financing activities		(19,203)		18,900		(11,928)
Effects of exchange rate differences on cash and cash equivalents		265		(806)		(1,742)
Cash and cash equivalents at the end of the year	[2]	102,200		121,138		103,044
Net cash flow from / (used in) operating activities includes:
Interest received in cash		12,445		12,228		11,144
Interest paid in cash		6,568		6,129		5,270
Dividends on equity investments, investment funds and associates received in cash	[3]	1,790		1,595		2,120
UBS AG
Cash flow from / (used in) operating activities
Net profit / (loss)		921		3,288		6,314
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		928		980		918
Amortization and impairment of intangible assets		70		91		107
Credit loss expense / (recovery)		128		37		117
Share of net profits of associates / joint ventures and impairment of associates		(68)		(106)		(169)
Deferred tax expense / (benefit)		3,248		2		(1,614)
Net loss / (gain) from investing activities		(203)		(1,176)		(934)
Net loss / (gain) from financing activities		2,132		9,647		(1,654)
Other net adjustments		(519)		(300)		3,628
Net change in operating assets and liabilities:
Due from / to banks		(3,184)		(1,183)		1,768
Cash collateral on securities borrowed and reverse repurchase agreements		(7,654)		7,933		(2,712)
Cash collateral on securities lent and repurchase agreements		7,432		(6,637)		(2,909)
Trading portfolio and replacement values		(21,931)		6,024		6,853
Financial assets designated at fair value		7,316		(60,658)		(1,446)
Cash collateral on derivative instruments		(2,479)		(4,169)		3,285
Loans		(15,411)		3,740		841
Due to customers		(11,187)		33,925		(17,362)
Other assets, provisions and other liabilities		(10,417)		(8,204)		7,516
Income taxes paid, net of refunds		(992)		(649)		(551)
Net cash flow from / (used in) operating activities		(51,872)		(17,413)		1,997
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(102)		(26)		(13)
Disposal of subsidiaries, associates and intangible assets	[4]	336		93		477
Purchase of property, equipment and software		(1,500)		(1,746)		(1,841)
Disposal of property, equipment and software		213		209		547
Purchase of financial assets available for sale		(8,448)		(7,271)		(101,189)
Disposal and redemption of financial assets available for sale		14,917		54,097		93,584
Net (purchase) / redemption of financial assets held to maturity		(77)		(8,996)
Net cash flow from / (used in) investing activities		5,338		36,359		(8,434)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		24,141		5,440		(6,404)
Distributions paid on UBS shares		(2,250)		(3,434)		(2,626)
Issuance of long-term debt, including financial liabilities designated at fair value		49,506		33,453		47,790
Repayment of long-term debt, including financial liabilities designated at fair value		(43,299)		(34,081)		(44,221)
Dividends paid and repayments of preferred notes		(776)		(1,366)		(108)
Net changes in non-controlling interests		(5)		(5)		(5)
Net cash flow from / (used in) financing activities		27,317		6		(5,573)
Total cash flow
Cash and cash equivalents at the beginning of the year		121,107	[2],[5]	102,962	[2]	116,715
Net cash flow from / (used in) operating, investing and financing activities		(19,216)		18,952		(12,011)
Effects of exchange rate differences on cash and cash equivalents		264		(807)		(1,742)
Cash and cash equivalents at the end of the year	[2]	102,154	[6]	121,107	[5]	102,962
Net cash flow from / (used in) operating activities includes:
Interest received in cash		12,457		12,223		11,144
Interest paid in cash		6,627		6,141		5,267
Dividends on equity investments, investment funds and associates received in cash	[3]	SFr 1,790		SFr 1,595		SFr 2,120

[1]	Includes dividends received from associates
[2]
CHF 2,434 million, CHF 2,662 million and CHF 3,963 million of cash and cash equivalents (mainly reflected in Due from banks) were restricted as of 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 23 for more information.

[3]	Includes dividends received from associates (2017: CHF 51 million, 2016: CHF 50 million, 2015: CHF 114 million) reported within Cash flow from / (used in) investing activities.
[4]	Includes dividends received from associates.
[5]	CHF 2,662 million of cash and cash equivalents were restricted.
[6]	CHF 2,434 million of cash and cash equivalents were restricted.